Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,200	$ 1,399
Less: accumulated depreciation and amortization	612	642
Property and equipment, net	1,588	757
Software Systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,105
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	606	488
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	355	474
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	121	123
Computers, electronics and related [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 13	$ 314